Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock-based Compensation Expense	The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in thousands):
	Six Months Ended
	March 31,
	2026	2025
Research and development	$95,704	$117,929
General and administrative	353,668	243,830
Total stock-based compensation expense	$449,372	$361,759

The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in thousands):
	Year ended
	September 30,
	2025	2024
Research and development	$212,185	$249,346
General and administrative	450,263	855,100
Total stock-based compensation expense	$662,448	$1,104,446

Schedule of Stock Options Activity

A summary of information related to stock options for the six months ended March 31, 2026 is as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2025	4,514,863	$1.37
Granted	838,000	1.97
Exercised	(25)	1.08	$70
Forfeited/expired	(93,352)	1.40
Outstanding as of March 31, 2026	5,259,486	1.47	$12,586,779

Exercisable as of March 31, 2026	3,686,131	$1.41	$9,046,741
Exercisable and expected to vest at March 31, 2026	5,259,486	$1.47	$12,586,779

A summary of information related to stock options for the years ended September 30, 2025 and 2024 is as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2023	2,624,280	$1.49
Granted	2,056,461	1.42
Exercised	-	-
Forfeited	(214,401)	1.44
Expired	(256,368)	1.25
Outstanding as of September 30, 2024	4,209,972	1.47
Granted	905,000	1.08
Exercised	(5,050)	1.76
Forfeited	(291,454)	1.44
Expired	(303,605)	1.80
Outstanding as of September 30, 2025	4,514,863	$1.37	$419,392

Exercisable as of September 30, 2025	3,255,681	$1.38	$419,392
Exercisable and expected to vest at September 30, 2025	4,514,863	$1.37	$419,392

Schedule of Stock Options Granted Black-Scholes Pricing Model Using the Range of Inputs

The stock options granted during the years ended September 30, 2025 and 2024 were valued using the Black-Scholes pricing model using the range of inputs as follows:

Assumptions	FY 2025	FY 2024
Risk free interest rate	4.36% - 4.41%	4.22% - 4.65%
Expected volatility	61.4% - 63.1%	62.8% - 64.17%
Expected term	5.1 - 6.1	5.0 - 6.0
Dividend yield	$-	$-